Derivatives and embedded derivatives - Schedule of notional amounts related to derivatives and embedded derivatives (Parenthetical) (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Embedded Hedging Derivatives Held As Collateral [Member]
Embedded Derivative [Line Items]
Derivative, notional amount	$ 1.9